Cash, Cash Equivalents and Short-term Investments (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents:
Cash	$ 472,595,000	$ 144,200,000
Cash equivalents:
Bank time deposits (matured within 3 months)	433,201,000	45,621,000
Money market funds	10,480,000	10,005,000
Total cash equivalents	443,681,000	55,626,000
Total cash and cash equivalents	916,276,000	199,826,000	513,980,000	643,619,000
Short-term investments:
Bank time deposits	951,963,000	513,772,000
Total cash, cash equivalents and short-term investments	1,868,239,000	713,598,000
Interest income	$ 17,300,000	$ 17,000,000	$ 13,700,000